Note 6 - Supplemental Balance Sheet and Cash Flow Information	3 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Supplemental Balance Sheet and Cash Flow Disclosure [Text Block]
6.	Supplemental Balance Sheet and Cash Flow Information

Accounts payable, accrued expenses and other liabilities

Accounts payable, accrued expenses and other liabilities, consists of the following:

	March 31, 2022	December 31, 2021
Costs of construction	$5,621	$3,450
Employee compensation and benefits	1,689	2,497
Interest	1,735	2,063
Transaction costs	1,805	2,048
Other	1,221	901
	$12,071	$10,959

Supplemental Cash Flow Information

The following table summarizes non-cash investing and financing activities:

	Three months ended
	March 31, 2022	March 31, 2021
Accrued costs of construction, including interest	$6,256	$145
Accrued long-lived assets	-	55
Accrued equity issuance costs	1,805	50
Debt issuance costs and premium amortized to cost of construction	77	374
Net gain on extinguishment of related party notes	-	5,371
Settlement of related party note payable by issuing equity	-	1,250

The following table summarizes non-cash activities associated with the Company’s operating leases:

	Three months ended
	March 31, 2022	March 31, 2021
Right-of-use assets obtained in exchange for operating lease liabilities	$-	$19,639

The following table summarizes interest paid for the three months then ended:

	Three months ended
	March 31, 2022	March 31, 2021
Interest paid	$2,063	$259

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets to the total shown within the consolidated statements of cash flows:

	Three months ended
	March 31, 2022	March 31, 2021
Cash, beginning of year	$6,805	$-
Restricted cash, beginning of year	197,130	72
Cash and restricted cash, beginning of year	$203,935	$72

Cash, end of period	$48,610	$18,428
Restricted cash, end of period	18,036	4,962
Cash and restricted cash, end of period	$66,646	$23,390